CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Stock-based compensation	$ 343,781	$ 18,433	$ 608,854	$ 109,366
Stock-based compensation, consulting fees	$ 178,335	$ 11,442	$ 351,184	$ 16,133